ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2021
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

a.    Background

The accompanying consolidated financial statements include the financial statements of Ambow Education Holding Ltd. (hereafter refer as the “Company”), its subsidiaries and variable interest entities (“VIEs”) for which the Company or its subsidiaries are the primary beneficiaries. The Company, its subsidiaries and VIEs are hereinafter collectively referred to as the “Group”.

The Company was incorporated in the Cayman Islands on June 26, 2007. On August 5, 2010, the Company and certain selling shareholders of the Company completed its initial public offering. In June 2018, the Company completed its public offering of 2,070,000 ADSs at US$4.25 per ADS.

On October 5, 2020, the Company completed the issuance of 1,507,538 ADSs, at a purchase price of $3.98 per ADS, in a registered direct offering. Each ADS represents two Class A ordinary shares of the Company.

On July 5, 2021, the two individual shareholders of Beijing Le’An Operational Management Co., Ltd. (“Beijing Le’An”), terminated their share pledge agreements, call options agreements, loan agreements, powers of attorney and exclusive consulting and service agreements with Beijing BoheLe Science and Technology Co. Ltd. (“Beijing BoheLe”); and transferred their 100% equity interest at Beijing Le’An to two new individual shareholders. On July 6, 2021, the two new individual shareholders of Beijing Le’An entered into the share pledge agreements, call options agreements, loan agreements, powers of attorney and exclusive consulting and service agreements with Beijing BoheLe. Beijing Le’An continued to be VIE of the Company since then. Through the renewal/establishment of such contractual agreements, the Company through its subsidiaries, continued to control the operation decisions of the VIEs. Therefore, the accounts and operations of the VIEs and their subsidiaries remain unchanged in the Group’s consolidated financial statements.

On July 20, 2021, the two individual shareholders of Beijing JFR Education and Technology Co., Ltd. (“Beijing JFR”) and Jinan LYZX Business Management Co., Ltd., (“Jinan LYZX”) entered into the share pledge agreements, call options agreements, loan agreements, powers of attorney and exclusive consulting and service agreements with Beijing BoheLe. Beijing JFR and Jinan LYZX collectively owns 100% equity interest of Jinan WXBL Education & Technology Co., Ltd. (“Jinan WXBL”). Beijing JFR and Jinan LYZX became VIEs of the Company since then. Through the establishment of such contractual agreements, the Company through its subsidiaries, controls the operation decisions of the VIEs. Therefore, the accounts and operations of the VIEs and their subsidiaries remain unchanged in the Group’s consolidated financial statements.

In 2021, one of the Company’s subsidiaries, Ambow Education Co., Ltd., registered in Cayman Islands, changed its name to OOOK Holding Co., Ltd. GTE Holding Co., Ltd., 100% subsidiary of Ambow Education Co., Ltd. and registered in Hong Kong, changed its name to OOOK Intelligent Co., Ltd. Beijing Ambow Chuangying Education and Technology Co., Ltd. (“Ambow Chuangying”), one of the Company’s Wholly Owned Foreign Enterprises (“WOFEs”) in China, changed its name to OOOK (Beijing) Education and Technology Co., Ltd. (“OOOK WOFE”) and became 100% subsidiary of OOOK Intelligent Co., Ltd.

On September 22, 2021, the two individual shareholders of Beijing OOOK Education and Technology Co., Ltd. (“Beijing OOOK”) entered into the share pledge agreements, call options agreements, loan agreements, powers of attorney and exclusive consulting and service agreements with OOOK WOFE. Beijing OOOK became VIE of the Company since then. Through the establishment of such contractual agreements, the Company through its subsidiaries, controls the operation decisions ofthe VIEs. Therefore, the accounts and operations of the VIEs and their subsidiaries remain unchanged in the Group’s consolidated financial statements.

On May 14, 2021, the PRC State Council promulgated the 2021 Implementing Rules for the Law for Promoting Private Education (the “ 2021 Implementing Rules”), which became effective on September 1, 2021. The 2021 Implementing Rules prohibit foreign-invested enterprises established in China and social organizations whose actual controllers are foreign parties from controlling private schools that provide compulsory education by means of mergers, acquisitions, contractual arrangements, etc., and private schools providing compulsory education are prohibited from conducting transactions with their related parties.

During the year ended December 31, 2021, to comply with the 2021 Implementing Rules, the Group planned to sell the Shuyang Galaxy School (“Shuyang K-12”) and business providing compulsory education services at Hunan Changsha Tongsheng Lake Experimental School (“Changsha K-12”) and Shenyang Universe High School (“Shenyang K-12”) (collectively as “K-9 business”). The Group has found a third party buyer and signed a definitive sales agreement, which is currently under registration process which is expected to be completed within one year from December 31, 2021. As the transaction was not closed as of December 31, 2021, and such business did not meet the definition of a “component” under US GAAP to be presented as a discontinued operation, the Group recorded the assets and liabilities of the K-9 business as “Held for Sale” in accordance with ASC 360. The assets and liabilities of the K-9 business classified as held for sale were presented separately in the asset and liability sections, respectively, of the Consolidated Balance Sheet as of December 31, 2021. Refer to Note 25-Assets and Liabilities Classified as Held for Sale for further details.

In 2021, the Group also established a series of new subsidiaries and branch companies, and completed disposal and deregistration procedures of certain subsidiaries and branch companies in China. Refer to Note 1 (c) – Major Subsidiaries and VIEs, Note 27 – Disposal of Subsidiaries and Note 28 – Gain from Deregistration of Subsidiaries for further information.

b.    Nature of operations

The Group is a leading provider of educational and career enhancement services in the People’s Republic of China (“PRC”) and U.S. The Group offers a wide range of educational and career enhancement services and products focusing on improving educational opportunities for primary and advanced degree school students and employment opportunities for university graduates. The Group also offers intellectualized operational services for schools and corporate clients to optimizing their teaching and operating environment.

c.    Major subsidiaries and VIEs

As of December 31, 2021, the Company’s major subsidiaries and VIEs include the following entities:

		Place of	Percentage
	Date of	incorporation	of
	incorporation	(or establishment)	ownership
Name	or acquisition	/operation	%	Principal activity
Subsidiaries

Ambow Education Management (Hong Kong) Ltd.	November 9, 2009	Hong Kong	100%	Investment Holding

OOOK WOFE	January 18, 2008	PRC	100%	Investment Holding

Ambow Shengying	October 13, 2008	PRC	100%	Investment Holding

Beijing BoheLe	April 30, 2020	PRC	100%	Investment Holding

Ambow Education Inc.	July 5, 2016	United States	100%	Investment Holding

Ambow BSC Inc.	February 14, 2017	United States	100%	Investment Holding

Bay State College Inc.	November 20, 2017	United States	100%	CP&CE Programs

Ambow NSAD Inc.	May 8, 2019	United States	100%	Investment Holding

NewSchool of Architecture and Design, LLC (“NewSchool”)	March 6, 2020	United States	100%	CP&CE Programs

		Place of	Percentage
	Date of	incorporation	of
	incorporation	(or establishment)	ownership
Name	or acquisition	/operation	%	Principal activity

Variable interest entities and subsidiaries of VIEs

Ambow Shida	July 30, 2004	PRC	100%	Investment Holding

Shanghai Ambow	May 16, 2006	PRC	100%	Investment Holding

Ambow Sihua	April 17, 2007	PRC	100%	Investment Holding

Ambow Rongye Education and Technology Co., Ltd. (“Ambow Rongye”)	September 8, 2015	PRC	100%	Investment Holding

Ambow Zhixin Education and Technology Co., Ltd. (“Ambow Zhixin”)	October 14, 2015	PRC	100%	Investment Holding

IValley	March 13, 2017	Taiwan	100%	Investment Holding

Beijing Le’An	January 17, 2020	PRC	100%	Operational Services to K-12 Schools

Beijing JFR	July 5, 2021	PRC	100%	Investment Holding

Jinan LYZX	July 2, 2021	PRC	100%	Investment Holding

Jinan WXBL	June 25, 2021	PRC	100%	Operational Services to K-12 Schools

Beijing OOOK	July 23, 2021	PRC	100%	CP&CE Programs

Beijing Genesis Education Group (“Genesis Career Enhancement”)	May 1, 2011	PRC	100%	CP&CE Programs

Beijing Ambow Dacheng Education and Technology Co., Ltd.	December 2, 2013	PRC	100%	CP&CE Programs

GTE (Shanghai) Education Training Co., Ltd. (“GTE Shanghai”)	April 27, 2016	PRC	100%	CP&CE Programs

GTE (Beijing) Education Training School Co., Ltd. (“GTE Beijing”)	February 12, 2020	PRC	100%	CP&CE Programs

IValley Beijing	September 15, 2017	PRC	100%	CP&CE Programs

Beijing Century Zhisheng Education Technology Co., Ltd	July 26, 2007	PRC	100%	CP&CE Programs

Changsha Jingcai Education Technology Co., Ltd.	February 1, 2019	PRC	100%	Investment Holding

Beijing Zhong’an Ambow Culture Technology Co., Ltd. (“ZhongAn Ambow”)	May 1, 2019	PRC	51%	CP&CE Programs

		Place of	Percentage
	Date of	incorporation	of
	incorporation	(or establishment)	ownership
Name	or acquisition	/operation	%	Principal activity
Schools of VIEs

Changsha K-12	June 18, 1999	PRC	100%	K10-12 School

Shenyang K-12	December 8, 2003	PRC	100%	K10-12 School

Changsha YH Jingcai Xiuye Tutoring School Co., Ltd.	July 24, 2019	PRC	100%	CP&CE Programs

Changsha FR Xiuye Tutoring School Co., Ltd.	February 1, 2019	PRC	100%	CP&CE Programs

Lanzhou Anning Ambow English Training School	May 16, 2011	PRC	100%	CP&CE Programs

Beijing Haidian Ambow Xinganxian Training School (“Beijing Xinganxian”)	March 28, 2005	PRC	100%	CP&CE Programs

Beijing Huairou Xinganxian Training School	March 10, 2011	PRC	100%	CP&CE Programs

Shandong Shichuang Software Training School	September 22, 2009	PRC	100%	CP&CE Programs

The names of certain schools or companies referred to above represent management’s best effort in translating the Chinese names of these entities as no English names for these entities have been registered.

d.    VIE arrangements

VIEs of the Company

PRC regulations restrict foreign owned companies from directly investing in certain businesses providing educational services in PRC. In order to comply with these regulations, through its PRC subsidiaries, the Company has entered into exclusive technical consulting and service agreements (the “Service Agreements”) with a number of VIEs in PRC, which are able to provide such educational services.

The Company has chosen to operate the intellectualized operational service business in PRC through IValley, a Taiwan VIE. According to Taiwan related regulations, any individual, organization, or other institution of the Mainland Area, or any company it invests in any third area may not engage in any investment activity in the Taiwan Area unless permitted by the competent authorities. Hong Kong is considered a third area under Taiwan law. In order to comply with those regulations, through Ambow Education Management (Hong Kong) Ltd., the Company has entered into exclusive Service Agreements with IValley, which is able to provide the intellectualized operational services through its subsidiaries.

The shareholders of the VIEs, through share pledge agreements, have pledged all of their rights and interests in the VIEs, including voting rights and dividend rights, to the Company or its subsidiaries as collateral for their obligation to perform in accordance with the Service Agreements. Further, the shareholders of the VIEs, through exclusive call option agreements, granted to the Company or its subsidiaries an exclusive, irrevocable and unconditional right to purchase part or all of the equity interests in the VIEs for an amount equal to the original cost of their investment should the purchase become permissible under the relevant PRC law.

Through the contractual agreements described above, the following companies: Ambow Shida, Ambow Shanghai, Ambow Sihua, Beijing Le’An, Ambow Rongye, Ambow Zhixin, IValley, Beijing JFR, Jinan LYZX and Beijing OOOK are considered to be VIEs in accordance with US GAAP for the following reasons:

●	Shareholders of the VIEs lack the right to receive any expected residual returns from the VIEs;
●	Shareholders of VIEs lack the ability to make decisions about the activities of the VIEs that have a significant effect on their operation; and
●	Substantially all of the VIEs’ businesses are conducted on behalf of the Company or its subsidiaries.

Through the equity pledge arrangements, call option agreements and powers of attorney with the shareholders of VIEs, the Company controls decisions in relation to the operations of the VIEs, VIE’s subsidiaries and schools controlled. Specifically, the Company can make the following decisions which most significantly affect the economic performance of the VIEs:

●	The Company has the power to appoint the members of the VIE’s board of directors and senior management as a result of the powers of attorney;
●	The Company is closely involved in the daily operation of the VIE via appointing management personnel such as VP and other staff to oversee the operation of the VIEs;
●	Generally, the VIE’s board of directors and senior management may (1) modify the articles of the schools / centers; (2) approve the department structure of the schools / centers, and (3) approve the division, combination, termination of the schools / centers;
●	The principals of the schools are involved in curriculum design, course delivery, hiring teachers, student recruitment, and approving school budgets and monthly spending plan; and
●	The principals sign significant contracts on behalf of the schools / training centers such as service arrangement, leasing contract etc.

Further, the Company is also able to make the following decisions that enable it to receive substantially all of the economic returns from the VIEs:

●	The Company has the exclusive right to provide management / consulting services to VIEs. Given the Company controls the VIE’s board of directors, the Company has the discretion to set the service fees which enable the Company to extract the majority of the profits from the Company;
●	The Company has the right to renew the service contracts indefinitely, which ensures the Company will be able to extract profits on a perpetual basis.

The Company, either directly or through its subsidiaries, is the primary beneficiary of the VIEs because it holds all the variable interests in the VIEs. As a result, the accounts and operations of the VIEs and their subsidiaries are included in the accompanying consolidated financial statements.

Other than the contractual control arrangements as disclosed, the Group’s officers, directors or shareholders do not have any written or oral agreement with the VIE shareholders.

Subsidiaries of the VIEs

The Company conducts education and intellectualized operational service business in PRC primarily through contractual arrangements among the Group’s subsidiaries and VIEs in PRC and Taiwan.

The Group’s VIEs have power over the activities of subsidiaries (mainly including schools and centers) through their role as the registered sponsors of schools or controlling shareholders of corporate centers. The VIEs control the equity in these schools and are also entitled to the economic benefits from the schools.

The schools and centers, which are controlled by the VIEs, hold the necessary business and education licenses or permits to perform education activities. The schools and centers also sign all significant contracts, including leases, relating to the performance of these activities.

In addition, the responsibilities of the schools and centers, under the direction of the VIEs and Company’s management (through the power invested in them by the VIEs) include the following:

●	Providing suitable facilities to house staff and deliver courses to students;
●	Designing an appropriate curriculum for the delivery of courses, in accordance with the Ministry of Education (“MOE”), or the MOE stipulations, where applicable;
●	Hiring, training and terminating the employment of teachers and other support staff to run the schools and centers; and
●	Selecting and recruiting students, in accordance with the Company’s entry requirements and to maximize the usage of capacity.

According to the Law for Promoting Private Education, sponsors of private schools may choose to register their schools as either non-profit or for-profit schools but sponsors are not permitted to register for-profit schools that provide compulsory education. The Company has categorized its schools into these two categories, and applies the voting interest model when consolidating the for-profit schools and applies the VIE model when consolidating the non-profit schools.

For the for-profit schools,the VIEs have a 100% equity interest in the schools, which allows them to make key operating decisions on behalf of the schools. Therefore, the Company through the VIEs consolidates the schools applying voting interest model.

Non-profit schools are prohibited from distributing annual dividends and all earnings must be reserved for the operation of the schools. The Company through the VIEs has the power to direct the schools’ most significant activities as long as the VIEs remain the equity holders of the schools and has the obligation to absorb operating losses. Therefore, the Company through the VIEs is the primary beneficiary of the non-profit schools and consolidates them under the VIE model.

Aggregation of VIEs

The Company identifies and aggregates its subsidiaries and VIEs with similar nature for consolidation and reporting purpose. The VIEs and their schools and centers have very similar characteristics and are facing similar kinds/levels of risks:

●	The principal business of the VIEs are sponsors of the schools and centers, or the controlling shareholders of the companies which are the sponsors of the schools and centers;
●	All the schools of the VIEs require licenses from MOE (or commercial and business regulators if they are registered as companies);
●	The schools and centers, in addition to holding the business/education licenses, have to operate by conducting all necessary activities, including but not limited to, acquiring and provisioning of appropriate facilities, hiring and management of teachers and supporting staff, recruitment of students and course/training delivery;
●	The schools and centers operated their business in the education industry and hence subject to the regulations and risks associated with the industry; and
●	For the VIEs, schools and centers registered and located in PRC, they are facing similar risks in related to governmental, economic and currency. For VIE registered in Taiwan, its subsidiaries locate in PRC and facing similar risks in related to governmental, economic and currency with other VIEs.

In addition, the Company enters into different contractual agreements with the nine VIEs but these agreements are of similar format and structure. Therefore, the contract risk, if any, arising from the contractual relationship with the VIEs is also similar.

As a result, the Company considers it is appropriate to, according to ASC 810, aggregate all these VIEs together for reporting in the financial statements.

Risk in relation to the VIE structure

There are substantial uncertainties regarding the interpretation and application of PRC laws and regulations, including those that govern the Group’s VIE contractual arrangements. If the Group’s ownership structure and contractual arrangements are found to be in violation of any existing or future PRC laws or regulations, the relevant regulatory authorities would have broad discretion in dealing with such violation, including (i) revoking the business and operating licenses of the Company’s PRC subsidiaries and VIEs; (ii) discontinuing or restricting the operations of any related-party transactions among the Company’s PRC subsidiaries and VIEs; (iii) imposing fines or other requirements with which the Group or the Company’s PRC subsidiaries and VIEs may not be able to comply; (iv) revoking the preferential tax treatment enjoyed by the Company’s PRC subsidiaries and VIEs; (v) requiring the Group or the Company’s PRC subsidiaries and VIEs to restructure the ownership structure or operations. If any of the above penalties is imposed on the Group, the Group’s business operations and expansion, financial condition and results of operations will be materially and adversely affected.

There are uncertainties as to whether the Company can maintain the Taiwan VIE structure in the future. If Ambow Education Management (Hong Kong) Ltd. is classified as “organization of the Mainland Area”, there may be a material impact to the viability to our current corporate structure, corporate governance and business operations. The Company may potentially be subject to fines and/or administrative or criminal liabilities.

The Company’s operations depend on the VIEs and their respective shareholders to honor their contractual agreements with the Company. All of these agreements between the Company and Ambow Shida, Ambow Shanghai, Ambow Sihua, Beijing Le’An, Ambow Rongye, Ambow Zhixin, Beijing JFR, Jinan LYZX and Beijing OOOK are governed by PRC law and provide for the resolution of disputes through arbitration in the PRC. Agreements between the Company and IValley are governed by Taiwan laws and regulations and provide for the resolution of disputes through arbitration in the Taipei. The management believes that the VIE agreements are in compliance with PRC and Taiwan laws and are legally enforceable.

However, the interpretation and implementation of the laws and regulations in the PRC and their application to the legality, binding effect and enforceability of contracts are subject to the discretion of competent PRC authorities, and therefore there is no assurance that relevant PRC authorities will take the same position as the Group herein in respect of the legality, binding effect and enforceability of each of the contractual agreements. Meanwhile, since the PRC legal system continues to rapidly evolve, the interpretations of many laws, regulations and rules are not always uniform and enforcement of these laws, regulations and rules involve uncertainties, which may limit legal protections available to the Company to enforce the contractual arrangements should the VIEs or their shareholders fail to perform their obligation under those arrangements.

In addition, if the Company is unable to maintain effective control over its VIEs, the Company would not be able to continue to consolidate the Group’s VIEs’ financial results with its financial results. The Company’s ability to conduct its education business may be negatively affected if the PRC government were to carry out of any of the aforementioned actions. As a result, the Company may not be able to consolidate Ambow Shanghai, Ambow Shida, Ambow Sihua, Beijing Le’An, Ambow Rongye, Ambow Zhixin, IValley, Beijing JFR, Jinan LYZX and Beijing OOOK, their respective schools and subsidiaries in its consolidated financial statements as it may lose the ability to exert effective control over these entities and their respective schools and subsidiaries and their shareholders, and it may lose the ability to receive economic benefits from these respective entities, schools and subsidiaries. The Company, however, does not believe such actions would result in the liquidation or dissolution of the Company, the subsidiaries or the VIEs, and believes that the risk of losing the ability to maintain effective control over its VIEs is remote.

Currently there are no contractual arrangements that could require the Company to provide additional financial support to the VIEs. As the Company is conducting its PRC educational and career enhancement services through the VIEs and their subsidiaries, and PRC intellectualized operational services through IValley and its subsidiaries, the Company may provide such support on a discretional basis in the future, which could expose the Company to a loss.

Financial information of the VIEs and their subsidiaries/schools:

The combined financial information of the Group’s VIEs and, as applicable, subsidiaries/schools of the Group’s VIEs was included in the accompanying consolidated financial statements of the Group as follows:

	As of December 31,
	2020	2021
	RMB	RMB
Total assets	653,657	624,715
Total liabilities	665,373	616,717

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Net revenues	503,180	411,805	385,366
Net (loss) income	(48,461)	(44,603)	64,544

The following table sets forth cash and cash equivalents in RMB held by the Group’s VIEs and non-VIE in PRC as of December 31, 2020 and 2021:

	As of December 31,
	2020	2021
	RMB	RMB
VIEs in PRC	60,044	124,174
Non-VIEs in PRC	4,207	762
Total	64,251	124,936

All of the assets of VIEs and its subsidiaries can be used only to settle obligations of VIEs and its subsidiaries. None of the assets of VIEs and its subsidiaries have been pledged or collateralized. The creditors of VIEs and its subsidiaries do not have recourse to the general credit of the Company and its wholly-owned subsidiaries. Assets of VIEs and its subsidiaries that can be used only to settle obligations of VIEs and its subsidiaries and liabilities of VIE and its subsidiaries for which creditors (or beneficial interest holders) do not have recourse to the general credit of the Company and its wholly owned subsidiaries have been presented parenthetically alongside each balance sheet caption on the face of the consolidated balance sheets.

During the periods presented, the Company and its wholly-owned subsidiaries provided financial support to VIEs that it was not previously contractually required to provide in the form of advances. To the extent VIEs requires financial support, pursuant to the exclusive business cooperation agreement, the WFOE may, at its option and to the extent permitted under the PRC law, provide such support to VIEs through loans to VIE’s nominee equity holders or entrustment loans to VIEs.